CSC Small Cap Value Fund (Prospectus Summary) | CSC Small Cap Value Fund
CSC Small Cap Value Fund
Investment Objective
The CSC Small Cap Value Fund (the "Fund") seeks capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the

Fund. More information about these and other discounts is available from your financial professional and in "Shareholder Information - Class Descriptions" of

the Fund's Prospectus on page 15.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees CSC Small Cap Value Fund (USD $)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	3.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses CSC Small Cap Value Fund		Investor Class	Institutional Class
Management Fees		0.85%	0.85%
Distribution (12b-1) Fee		0.25%
Other Expenses	[1]
Total Annual Fund Operating Expenses
Fee Waiver/Expense Reimbursement	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.69%	1.44%
[1]	The Annual Fund Operating Expenses shown above have been restated to reflect the estimated expenses for the Fund's current fiscal year and are not based on the expenses incurred during the Predecessor Fund's (defined below) previous fiscal year.
[2]	Cove Street Capital, LLC (the "Adviser" or "Cove Street") has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, interest, taxes and extraordinary expenses) do not exceed 1.69% of the average daily net assets of the Investor Class and 1.44% of the average daily net assets of the Institutional Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved within the foregoing expense limits. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through at least one year from the effective date of this Prospectus, subject thereafter to termination at any time upon 60 days' written notice by either the Trust or the Adviser through December 31, 2014. The Trust's Board of Trustees (the "Board of Trustees") must consent to the termination of the Operating Expense Limitation Agreement by the Adviser after one year from the effective date of this Prospectus, which consent shall not be unreasonably withheld.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the expense limitation for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example CSC Small Cap Value Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Investor Class	516	1,059	1,627	3,169
Institutional Class	147	659	1,198	2,672

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover of the

Predecessor Fund (defined below) was 50% of its average portfolio value.

Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets

(plus any borrowings for investment purposes) in a limited number of equity securities of small capitalization companies. The equity securities in which the

Fund invests include common and preferred stocks. The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, in the range of $50 million to $5 billion. Although the Fund will invest primarily in the equity securities of U.S. companies, the Fund may also invest up to 20% of its assets in the securities of foreign companies, including common and preferred stocks. The Fund's investment strategy involves a value-oriented focus on preservation of capital over the long term using a

"bottom-up" approach.

At the discretion of the Adviser, the Fund may invest its assets in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market,

economic or political conditions and to retain flexibility in meeting redemptions and paying expenses.

Principal Risks
BAs with any mutual fund, there are risks to investing. An investment in the

Fund is not a deposit of a bank and is not insured or guaranteed by the Federal

Deposit Insurance Corporation or any other governmental agency. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are:

General Market Risk. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities.  Certain securities selected for the Fund's portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Risk. The Fund may not meet its investment objective or may underperform investment vehicles with similar strategies if the Adviser cannot successfully implement the Fund's investment strategies.

Equity Securities Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Small-Cap Companies Risk. Investing in securities of small-sized companies, may involve greater volatility than investing in larger and more established companies. The securities of small-sized companies may have greater price volatility and less liquidity than the securities of larger companies. The Fund may hold a significant percentage of a company's outstanding shares and may have to sell them at a discount from quoted prices.

Concentration Risk. The Fund may have a relatively high concentration of assets in a single or small number of issuers, which may reduce its diversification and result in increased volatility.

Value-Style Investing Risk. The Fund's value investments are subject to the risk that their intrinsic values may not be recognized by the broad market or that their prices may decline.

Foreign Securities Risk. Foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.

New Adviser Risk. The Adviser is a newly formed entity, which recently registered as an investment adviser and as a result has not previously managed a mutual fund.

Performance
The accompanying bar chart and table provide some indication of the risks of investing in the Fund. It is currently anticipated that before the Fund commences operations substantially all of the assets of CSC Small Cap Value

Fund, a series of CNI Charter Funds, (the "Predecessor Fund") which has the same portfolio manager as is contemplated for the Fund and has substantially similar investment strategies as the Fund, will be transferred to the Fund in a tax-free reorganization (the "Reorganization"). If the Reorganization is approved by shareholders of the Predecessor Fund, the Reorganization would occur on or about

January 23, 2012. The performance figures for the Fund's Institutional Class

Shares in the bar chart and table and the Investor Class Shares in the table represent the performance of the Predecessor Fund's shares from year-to-year,

and the table compares the average annual total returns for certain periods with those of a broad measure of market performance. Updated performance information is available at www.covestreetfunds.com  or by calling (866)-497-0097. The

Predecessor Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Best Quarter   Worst Quarter

Q2 2009 33.09% Q4 2008 (26.42%)

Average Annual Total Returns for the periods ended December 31, 2010
Average Annual Total Returns CSC Small Cap Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Investor Class Shares Return Before Taxes	14.77%	(0.33%)	6.34%	9.78%	Sep. 30, 1998	[1]
Institutional Class	Institutional Class Shares Return Before Taxes	19.15%	0.45%	6.87%	10.23%	Sep. 30, 1998	[1]
Institutional Class After Taxes on Distributions	Institutional Class Shares Return After Taxes on Distributions	19.02%	(0.43%)	6.29%	9.55%	Sep. 30, 1998	[1]
Institutional Class After Taxes on Distributions and Sales	Institutional Class Shares Return After Taxes on Distributions and Sale of Fund Shares	12.45%	0.16%	5.93%	8.96%	Sep. 30, 1998	[1]
Russell 2000 Index	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%	7.85%	Sep. 30, 1998	[1]
Russell 2000 Value Index	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)	24.50%	3.52%	8.42%	9.27%	Sep. 30, 1998	[1]
Russell 2500 Value Index	Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	24.82%	3.85%	8.53%	9.65%	Sep. 30, 1998	[1]
[1]	The Institutional Class shares of the Fund commenced operations on October 3, 2001. The performance results above for the Institutional Class shares reflect the performance of the Investor Class shares from September 30, 1998 through October 2, 2001.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. The performance of the Investor Class will vary from the after-tax returns show above for the Institutional Class shares as a result of the

Investor Class shares' sales load, higher Rule 12b-1 fees and expenses.

Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").